IDEX MUTUAL FUNDS
                          IDEX ISABELLE SMALL CAP VALUE

       SUPPLEMENT DATED MARCH 1, 2001, TO PROSPECTUS DATED MARCH 1, 2001,


THE FOLLOWING TABLE REPLACES THE TABLE FOUND IN THE LEFT-HAND COLUMN ON PAGE 21 UNDER THE HEADING "ANNUAL FUND OPERATING EXPENSES":


                                        CLASS OF SHARES
--------------------------------------------------------------------------------
                                 A             B             C           M
                                 -             -             -           -
Management Fees                0.90%         0.90%         0.90%       0.90%
Distribution and service
(12b-1) fees                   0.35%         1.00%         1.00%       0.90%
Other expenses (c)             2.70%         2.70%         2.70%       2.70%
                               -----         -----         -----       -----
Total annual fund
operating expenses             3.95%         4.60%         4.60%       4.50%
Expense reduction
(waiver)(d)                    2.10%         2.10%         2.10%       2.10%
                               -----         -----         -----       -----
Net operating expenses         1.85%         2.50%         2.50%       2.40%



THE FOLLOWING EXPENSE EXAMPLE REPLACES THE EXAMPLE FOUND IN THE RIGHT-HAND COLUMN ON PAGE 21 UNDER THE HEADING "EXAMPLE":

If the shares are redeemed at the end of each period:

SHARE CLASS                                    1 YEAR                    3 YEARS
--------------------------------------------------------------------------------

     A                                         $728                      $1,506
     B*                                        $753                      $1,500
     C                                         $253                      $1,200
     M                                         $440                      $  801


If the shares are not redeemed:

SHARE CLASS                                    1 YEAR                    3 YEARS
--------------------------------------------------------------------------------

     A                                         $728                      $1,506
     B*                                        $253                      $1,200
     C                                         $253                      $1,200
     M                                         $341                      $  801